Magda El Guindi-Rosenbaum

+1.202.373.6091

magda.elguindi-rosenbaum@morganlewis.com

VIA EDGAR

June 1, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 230 to the Trust’s registration statement on Form N-1A (Amendment No. 232 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The Amendment reflects the addition of a new sub-advisor for the ETC Gavekal Asia Pacific Government Bond ETF (the “Fund”). There are no other material changes relating to the Fund, which the staff last reviewed in a 485(a) filing on January 20, 2021. Therefore, the Trust is requesting selective review of the Amendment.

Please contact me at 202.373.6091 with any questions.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001